BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Nov. 30, 2023
Bank And Other Borrowings
SCHEDULE OF BANK AND OTHER BORROWINGS

The Company’s bank and other borrowings consist of the following:

Indebtedness	Weighted average interest rate*	Weighted average years to maturity*	Balance as of November 30, 2023	Balance as of November 30, 2022
Loans from banks and other financial institutions
Secured loans
Fixed rate loans	1.73%	0.36	$56,425,827	$76,084,992
Variable rate loans	0.55%	1.85	22,978,472	19,306,355
Subtotal	2.28%	2.21	79,404,299	95,391,347
Unsecured loans
Fixed rate loans	0.05%	0.44	3,676,033	2,225,253
Variable rate loans	0.03%	0.21	1,909,427	2,035,460
Non-interest bearing loans	0.00%	-	-	3,589
Subtotal	0.08%	0.65	5,585,460	4,264,302

Corporate bonds
Secured bonds with fixed rate	0.58%	6.32	1,839,454	1,435,647

Total bank and other borrowings			$86,829,213	$101,091,296

*	Pertained to information for loans and corporate bonds outstanding as of November 30, 2023.

SCHEDULE OF PLEDGE INFORMATION

The pledge information for the Company’s outstanding loans as of November 30, 2023 and 2022, consists of the following:

	November 30, 2023	November 30, 2022

Loans
Pledged by real estate inventories	$66,393,021	$74,364,023
Pledged by real estate inventories and restricted cash	5,870,021	12,370,110
Pledged by restricted cash (a)	1,487,793	338,526
Pledged by property and equipment	4,300,925	4,691,467

(a)	As of November 30, 2023 and 2022, these loans were secured by restricted cash of $1,488,120 and $1,579,534, respectively.

SCHEDULE OF GUARANTEES OF OUTSTANDING LOANS AND BONDS

The guarantees of the Company’s outstanding loans and bonds as of November 30, 2023 and 2022, consist of the following:

	November 30, 2023	November 30, 2022

Loans
Guaranteed by CEO of the Company	$58,182,956	$78,048,069
Jointly guaranteed by parent company within the Company’s organizational structure and Yousuke Yaguchi, former CEO of Royal House	-	19,037

Corporate bonds
Guaranteed by the respective issuance bank and Nagoya Credit Guarantee Association	1,163,184	1,435,647
Guaranteed by the respective issuance bank and Aichi Credit Guarantee Association	676,270	-

SCHEDULE OF FUTURE MINIMUM PAYMENTS

As of November 30, 2023, future minimum payments for loans and corporate bonds are as follows:

Years ending November 30,	Principal Repayment
2024	$66,926,565
2025	10,024,958
2026	928,270
2027	910,055
2028	973,990
Thereafter	7,065,375
Total	$86,829,213